ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 08, 2017 shares	May 31, 2017 CNY (¥) shares	Feb. 28, 2017 shares	Aug. 31, 2019 $ / shares shares	Aug. 31, 2017 CNY (¥)	Aug. 31, 2018 $ / shares shares	Mar. 05, 2018 shares	Apr. 26, 2017 shares	Apr. 25, 2017 shares	Dec. 16, 2016 USD ($) $ / shares shares
Organization And Principal Activities [Line Items]
Date of incorporation of the company				Dec. 16, 2016
Share capital, issued (in shares)				120,585,274		127,250,000		5,000,000,000	500,000,000	10
Share capital, par value (in US dollar per share) | $ / shares				$ 0.00001		$ 0.00001				$ 0.00001
Authorized share capital | $										$ 50
Shares authorized (in shares)										5,000,000,000
Share capital, outstanding (in shares)	100,000,000		100,000,000	120,585,274		127,250,000		100,000,000	10,000,000
Net proceeds after deducting underwriting discount and offering cost | ¥					¥ 1,146,861
ADS
Organization And Principal Activities [Line Items]
Share capital, issued (in shares)							10,000,000
IPO | ADS
Organization And Principal Activities [Line Items]
Stock issued during the period new issues (in shares)		17,250,000
Net proceeds after deducting underwriting discount and offering cost | ¥		¥ 1,146,861
Ms. Meirong Yang (Ms. M)
Organization And Principal Activities [Line Items]
Percentage of shares held	72.60%
Ms. Huiyan Yang (Ms. H)
Organization And Principal Activities [Line Items]
Percentage of shares held	20.00%
Mr. Junli He (Mr. He) | New CEO Mr. Dereck Feng
Organization And Principal Activities [Line Items]
Percentage of shares held	7.40%
Impetus
Organization And Principal Activities [Line Items]
Shares issued for exchange of equity interest (in shares)	99,999,990		99,999,990
Percentage of equity interests acquired	100.00%		100.00%